U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions  at end of Form before  preparing  Form.
                              Please print or type.

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1. Name and address of issuer:  MFS Series Trust IX
                                500 Boylston Street
                                Boston, MA 02116

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2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of the issuer, check
   the box but do not list series or classes):           X

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3. Investment Company Act File Number:  811-2464

   Securities Act File Number: 2-50409
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4(a). Last day of fiscal year for which this notice is filed: April 30, 1999
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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
      REGISTRATION FEE DUE.
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4(c). Check box if this is the last time the issuer will be filing this Form.
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5. Calculation of registration fee:

 (i)  Aggregate sale price of securities sold            $ 1,612,811,053
      during the fiscal year pursuant to                  ______________
      section 24(f):

(ii)  Aggregate price of securities redeemed             $ 1,178,625,890
      or repurchased during the fiscal year:              ______________

(iii) Aggregate price of securities  redeemed or         $
      repurchased during any prior fiscal year            ______________
      ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

(iv)  Total available redemption credits [add Items      $ 1,178,625,890
      5(ii) and 5(iii)]:                                  ______________

 (v)  Net sales-if Item 5(i) is greater than Item 5(iv)  $ 434,185,163
      [subtract Item 5(iv)from Item5(i)]:                 ______________

(vi)  Redemption  credits  available  for use in future  $
      years -if Item 5(i) is less than item 5(iv)          _____________
      [subtract Item5(iv) from Item 5(i)]:

(vii) Multiplier for determining registration fee         x    0.000278
      (See Instruction C.9):                               _____________

(viii) Registration fee due [multiply item 5(v) by       = $ 120,703.48
       item 5 (vii)] (enter "0" if no fee is due):          ____________
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6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
securities (number of shares or other units) deducted here:           .  If
there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.
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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$_________
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8. Total of the  amount  of the  registration  fee due plus    = $  120,703.48
   any interest due [line 5(viii) plus line 7]:                    ___________
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9. Date  the  registration  fee  and  any  interest  payment  was  sent  to  the
   Commission's lockbox depository:  July 07, 1999
       Method of Delivery -  Wire Transfer

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                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)* /s/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY
                           ------------------------------------------------

              James R. Bordewick, Jr., Assistant Secretary
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Date:  July 20, 1999
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*Please print the name and title of the signing officer below the signature.
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July 20, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re:     Rule 24f-2 Notice for MFS Series Trust IX
          (File Nos.:  811-2464; 2-50409)

Ladies and Gentlemen:

Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 are the following:

1. One copy of the Trust's Rule 24f-2 Notice with respect to its fiscal year ended April 30, 1999.

2. In accordance with subsection (a) of Rule 24f-2, the registration fee of $120,703.48 has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania (wire reference #990707006053).

Please contact me collect at 617-954-5827 should you have any questions concerning this Notice.

Very truly yours,

MARK D. KAPLAN

Mark D. Kaplan
Associate Counsel

Enclosures